FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Net investment hedges, Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Gains on hedges of net investments in foreign operations, net of tax	$ 197	$ 423
Net investment hedge
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities			€ 4,862	$ 5,186	€ 3,709	$ 4,201
Hedged item, assets | €			€ 8,837		€ 8,261
Gains on hedges of net investments in foreign operations, net of tax	$ 197	$ 423